Consolidated Statements of Shareholders’ Equity (Deficit) - USD ($)	Allocation Shares	Preferred Shares	Goedeker Subscription Receivable	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Non- Controlling Interest	Distribution receivable	Total
Balance at Dec. 31, 2018				$ 3,115	$ 11,891	$ (2,155,084)	$ 112,011		$ (2,027,067)
Balance (in Shares) at Dec. 31, 2018	1,000			3,115,625
Non-controlling interest granted in the acquisition of Goedeker							979,523		979,523
Common shares and warrants issued in connection with convertible note payable				$ 50	430,123				430,173
Common shares and warrants issued in connection with convertible note payable (in Shares)				50,000
Net loss						(2,246,959)	(1,134,464)		(3,381,423)
Balance at Dec. 31, 2019				$ 3,165	442,014	(4,402,043)	(42,930)		(3,998,794)
Balance (in Shares) at Dec. 31, 2019	1,000			3,165,625
Net loss						(1,372,297)	(738,185)		(2,110,482)
Balance at Mar. 31, 2020				$ 3,165	442,014	(5,774,340)	(781,115)		(6,109,276)
Balance (in Shares) at Mar. 31, 2020	1,000			3,165,625
Balance at Dec. 31, 2019				$ 3,165	442,014	(4,402,043)	(42,930)		(3,998,794)
Balance (in Shares) at Dec. 31, 2019	1,000			3,165,625
Common shares issued in connection with Asien acquisition				$ 415	1,037,085				1,037,500
Common shares issued in connection with Asien acquisition (in Shares)				415,000
Warrants issued in connection with convertible note payable					448,211		118,500		566,711
Fair value of stock options					191,386				191,386
Common shares issued in connection with Kyle’s acquisition				$ 700	3,674,300				3,675,000
Common shares issued in connection with Kyle’s acquisition (in Shares)				700,000
Issuance of warrants for services					87,550				87,550
Common shares issued upon warrant exercise				$ 230	62,270				62,500
Common shares issued upon warrant exercise (in Shares)				230,000
Common shares issued upon option exercise				$ 78	149,922				150,000
Common shares issued upon option exercise (in Shares)				77,500
Common shares issued upon partial conversion of convertible note payable				$ 50	99,950				100,000
Common shares issued upon partial conversion of convertible note payable (in Shares)				50,000
Purchase of common shares from seller shares, cancellation of common shares held in treasury and common share dividend to non-controlling interest				$ (394)	(693,314)	(57,442)			(751,150)
Purchase of common shares from seller shares, cancellation of common shares held in treasury and common share dividend to non-controlling interest (in Shares)				(394,112)
Goedeker equity						75,821	(359,078)		(283,257)
Goedeker profit distribution					5,985,000	(3,985,000)		$ (2,000,000)
Accrued dividends payable		176,950				(176,950)
Common shares issued for service				$ 100	244,900				245,000
Common shares issued for service (in Shares)				100,000
Common shares issued upon partial conversion of convertible note payable				$ 100	274,900				275,000
Common shares issued upon partial conversion of convertible note payable (in Shares)				100,000
Issuance of preferred shares, net of fees		$ 2,794,477			5,001,317	(2,874,478)			4,921,316
Issuance of preferred shares, net of fees (in Shares)		2,633,278
Net loss						(2,436,881)	(595,731)		(3,032,612)
Balance at Dec. 31, 2020	$ 1,000	$ 2,971,427	$ (2,000,000)	$ 4,444	17,005,491	(13,856,973)	(879,239)		3,246,150
Balance (in Shares) at Dec. 31, 2020		2,632,278		4,444,013
Balance at Mar. 31, 2020				$ 3,165	442,014	(5,774,340)	(781,115)		(6,109,276)
Balance (in Shares) at Mar. 31, 2020	1,000			3,165,625
Common shares issued in connection with acquisition				$ 415	1,037,085				1,037,500
Common shares issued in connection with acquisition (in Shares)				415,000
Common shares issued for service				$ 100	244,900				245,000
Common shares issued for service (in Shares)				100,000
Common shares issued upon partial conversion of convertible note payable				$ 100	274,900				275,000
Common shares issued upon partial conversion of convertible note payable (in Shares)				100,000
Warrants issued in connection with convertible note payable					448,211		118,500		566,711
Stock compensation					191,386				191,386
Net loss						(3,542,702)	(1,269,137)		(4,811,839)
Balance at Jun. 30, 2020				$ 3,780	2,638,496	(9,317,042)	(1,931,752)		(8,605,518)
Balance (in Shares) at Jun. 30, 2020	1,000			3,780,625
Balance at Dec. 31, 2020	$ 1,000	$ 2,971,427	(2,000,000)	$ 4,444	17,005,491	(13,856,973)	(879,239)		3,246,150
Balance (in Shares) at Dec. 31, 2020		2,632,278		4,444,013
Issuance of preferred shares, net of fees		$ 1,527,086			3,000,000	(1,527,086)			3,000,000
Issuance of preferred shares, net of fees (in Shares)		1,818,182
Accrued dividend payable		$ 11,759			(188,709)				(176,950)
Issuance of common adjustment shares				$ 399	757,393				757,792
Issuance of common adjustment shares (in Shares)				398,838
Net loss						(730,441)	54,959		(675,482)
Balance at Mar. 31, 2021	1,000	$ 4,510,272	(2,000,000)	$ 4,843	20,574,175	(16,114,500)	(824,280)		6,151,510
Balance (in Shares) at Mar. 31, 2021		4,450,460		4,842,851
Balance at Dec. 31, 2020	1,000	$ 2,971,427	(2,000,000)	$ 4,444	17,005,491	(13,856,973)	(879,239)		$ 3,246,150
Balance (in Shares) at Dec. 31, 2020		2,632,278		4,444,013
Common shares issued upon option exercise (in Shares)
Balance at Jun. 30, 2021	1,000	$ 4,632,242	(2,000,000)	$ 4,843	20,263,496	(13,079,361)	(812,676)		$ 9,009,544
Balance (in Shares) at Jun. 30, 2021		4,450,460		4,842,851
Balance at Mar. 31, 2021	1,000	$ 4,510,272	(2,000,000)	$ 4,843	20,574,175	(16,114,500)	(824,280)		6,151,510
Balance (in Shares) at Mar. 31, 2021		4,450,460		4,842,851
Accrued dividend payable		$ 121,970			(310,679)				(188,709)
Net loss						3,035,139	11,604		3,046,743
Balance at Jun. 30, 2021	$ 1,000	$ 4,632,242	$ (2,000,000)	$ 4,843	$ 20,263,496	$ (13,079,361)	$ (812,676)		$ 9,009,544
Balance (in Shares) at Jun. 30, 2021		4,450,460		4,842,851